OTHER INVESTMENTS	12 Months Ended
Jun. 30, 2021
Other Investments [abstract]
Other investments
25

OTHER INVESTMENTS
ACCOUNTING JUDGEMENTS
The Group has one (1) director representative on

the Rand Refinery board. Therefore, judgement had to be applied to ascertain
whether significant influence exists, and

if the investment should be

accounted for as an associate

under IAS 28 Investments in
Associates

and

Joint

Ventures.

The

director

representation

is

not

considered

significant

influence,

as

it

does

not

constitute
meaningful representation.

It represents
11.11
% of the entire board and

is proportional to the
11.3 % shareholding that the Group
has.

SIGNIFICANT ACCOUNTING ASSUMPTIONS AND ESTIMATES
The fair value of the listed equity instrument is determined based on quoted prices on an active market. Equity instruments which
are not listed on an

active market are measured using

other applicable valuation techniques depending

on the extent to which

the
technique maximises

the use

of relevant

observable inputs

and minimizes

the use

of unobservable

inputs. Where

discounted
cash flows are used, the estimated cash flows are based on management’s best estimate based on readily available information at measurement

date. The

discounted cash

flows contain

assumptions about

the future

that are

inherently uncertain

and can
change materially over time.
ACCOUNTING POLICIES
On initial recognition of

an equity investment that is

not held for trading, the

Group may make an irrevocable

election to present
subsequent changes in

the investment’s

fair value in

other comprehensive income.

This election is

made on an

investment-by-
investment basis.

These assets are initially recognised at fair value plus any directly attributable transaction costs. Subsequent to initial recognition they

are measured

at

fair value

and changes

therein are

recognised

in

OCI, and

are

never reclassified

to profit

or

loss, with
dividends recognised in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment.
The Group’s

listed and

unlisted investments

in equity

securities are

classified as

equity instruments

at fair

value through

other
comprehensive income (OCI).
Amounts in R million
Shares
% held

1
2021 2020
Listed investments (Fair value hierarchy Level 1):
West Wits Mining Limited (" WWM ") 47,812,500 3.5% 43.5 12.0
Total

listed investments
43.5 12.0
Unlisted investments (Fair value hierarchy Level 3):
Rand Refinery Proprietary Limited (" Rand Refinery ") 44,438 11.3% 119.3 178.4
Rand Mutual Assurance Company Limited B Share Business Fund (" RMA ")

2
12,659
2
1.3%

2
4.1 4.7
Guardrisk Insurance Company Limited (Cell Captive A170)

3
20
3
100.0% 0.1 0.1
Chamber of Mines Building Company Proprietary Limited 42,292 4.5% 0.1 0.1
Total

unlisted investments
123.6 183.3
Balance at the end of the year

167.1 195.3
Fair value adjustment on equity instruments at fair value through OCI (28.2) 191.8
Dividends received on equity instruments at fair value through OCI (76.1) (4.3)
Rand Refinery (72.3) -
RMA (3.8) (4.3)
1
The number and percentage shares held remained

unchanged for the prior year with the exception

of WWM that issued new shares thereby
diluting DRDGOLD's effective shareholding from 5.1 % to 3.5%
2
The "B Share Business Fund" shares relate to all

the businesses of the RMA Group that do not relate

to the Compensation for Occupational
Injuries and Diseases Act
3 The shares held entitles the holder to 100
% of the residual net equity of Cell Captive

A 170 after settlement of the reimbursive right
MARKET RISK
Other market price risk
Equity price risk arises from changes in quoted market prices of listed investments as well as changes in the fair

value of unlisted
investments due to changes in the underlying net asset values.
FAIR VALUE

OF FINANCIAL INSTRUMENTS
Listed investments
The

fair

values

of

listed

investments

are

determined

by

reference

to

published

price

quotations

from

recognised

securities
exchanges and constitute level 1 instruments in the fair value hierarchy.
Unlisted investments
The fair

values of

unlisted investments

are determined

through valuation

techniques that

include inputs

that are

not based

on
observable market data and constitute level 3 instruments in the fair value hierarchy.
25

OTHER INVESTMENTS
continued
25.1

RAND REFINERY
Amounts in R million 2021 2020
Balance at the beginning of the year 178.4 -
Fair value adjustment on equity investments at fair value through other comprehensive income (59.1) 178.4
Balance at the end of the year 119.3 178.4
In accordance

with IFRS

13
Fair Value

Measurement
, the

income approach

has been

established to

be the

most appropriate
basis

to estimate

the fair

value of

the investment

in Rand

Refinery.

This method

relies on

the future

budgeted cash

flows as
estimated by Rand Refinery. Management used a model developed by an external expert to perform the valuation.

Rand

Refinery’s

refining

operations

(excluding

Prestige

Bullion)

were

valued

using

the

Free

Cash

Flow

model,

whereby

an
enterprise

value using

a

Gordon Growth

formula for

the terminal

value was

estimated.

The forecasted

dividend income

to be
received

from Prestige

Bullion was

valued using

a

finite-life dividend

discount model

as Rand

Refinery’s

shareholding will

be
reduced to nil in 2032 per agreement with the South African Mint (partner in Prestige Bullion). These valuations revealed that the fair value of the investment in Rand Refinery

consist mainly of Rand Refinery’s cash on

hand and the forecasted dividend income
to be received from Prestige Bullion.
The

enterprise

value

of

Rand

Refinery’s

refining

operations

decreased

mainly

due

to

a

decrease

in

forecast

gold

prices,

a
decrease in budgeted

production volumes, and

an increase in

budgeted operating costs.

The value of

the forecasted dividends
for Prestige Bullion

decreased mainly due

to a

decrease in the

demand in Krugerrands

and an increase

in the discount

rate applied
to the forecasted dividends of Prestige Bullion. The discount rate increased due to an increase in the risk premium to account for increased volatility in demand for Krugerrands in the medium- to long-term.
The fair value measurement uses significant unobservable

inputs and relates to a fair value

hierarchy level 3 financial instrument.
Marketability and minority

discounts (both unobservable

inputs) of
16.5 % and 17.0% (2020: 16.5 % and 17.0%), respectively, were applied. The

latest budgeted

cash flow

forecasts provided

by Rand

Refinery as

at June

30, 2021

was used,

and therefore

classified
as an unobservable input into the models. Key observable/unobservable inputs into the model include:
Amounts in R million Observable/unobservable input Unit 2021 2020
Rand Refinery operations
Forecast average gold price

Observable input R/kg 847,317 852,098
Forecast average silver price

Observable input R/kg 11,751 9,453
Average South African CPI Observable input % 4.4 4.8
South African long-term government bond rate Observable input % 9.5 9.5
Terminal

growth rate
Unobservable input % 4.4 5.0
Weighted average cost of capital Unobservable input % 15.1 15.1
Investment in Prestige Bullion
Discount period Unobservable input years 12 13
Cost of equity Unobservable input % 16.5 13.2
Sensitivity analysis
The fair value

measurement is most

sensitive to the

Rand denominated gold

price and volumes.

The higher the

gold price and
volumes, the higher the fair value of

the Rand Refinery investment. The fair value measurement

is also sensitive to the discount
rate and

minority and

marketability discounts

applied. The

below table

indicates the

extent of

sensitivity of

the Rand

Refinery
equity value to the inputs:
Input Change in OCI, net of tax
Amounts in R million % Increase % Decrease % Increase % Decrease
Rand Refinery operations
Rand US Dollar exchange rate Observable inputs 1 (1) 3.8 (3.8)
Commodity prices (Gold and silver) Observable inputs 1 (1) 3.0 (3.0)
Volumes

Unobservable inputs 1 (1) 2.6 (2.6)
Weighted average cost of capital Unobservable inputs 1 (1) (0.3) 0.3
Minority discount Unobservable inputs 1 (1) (1.2) 1.2
Marketability discount Unobservable inputs 1 (1) (1.2) 1.2
Investment in Prestige Bullion
Cost of equity Unobservable inputs 1 (1) (1.5) 1.5
Prestige Bullion dividend forecast Unobservable inputs 1 (1) 0.4 (0.4)
Impact of the COVID-19 pandemic
The COVID-19 pandemic had an impact on the gold market and the operations of Rand Refinery as a result of the South African national lockdown and the assumptions as disclosed were adjusted with relevant information at the reporting date.